SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Aug. 31, 2025	Feb. 28, 2025
Leases
2026	$ 552
2027	1,103
2028	1,103
2029	92
Total undiscounted lease obligations	2,850
Less: imputed interest	(190)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$ 2,660	$ 17,232